UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, New York 10022

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

ANNUAL REPORT

October 31, 2014

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

 TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

 TDAM Municipal Portfolio

–	Investor Class
–	Class A

 TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

 TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B.M. Eby Corporate Director
James E. Kelly Director	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust Robert P. Herrmann Independent Trustee of Arbitrage Funds and EVP Global Asset & Wealth Management, lpreo
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc. Christopher L. Wilson Director of ISO-NE and Managing Partner, CT2, LLC

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

During the fiscal year ended October 31, 2014, U.S. financial markets were positive as both equities and bonds rose. U.S. equities were strong, with the S&P 500 Index rising more than 17% and reaching a number of all-time highs during the period. Gains were widespread, with all ten of the Index’s sectors advancing. Overall, fixed income securities also generated positive returns for the fiscal year, although they were more modest than the returns posted by equities. The Barclays U.S. Aggregate Bond Index rose 4% over the period, with both Treasuries and corporate bonds generating positive returns. Corporate bonds outperformed Treasuries as their relatively higher yields remained attractive to investors.

During the fiscal year, investors continued to keep a close eye on global central banks, which maintained their highly accommodative stances. In the U.S., the Federal Reserve (the Fed) did wind down its quantitative easing program as the economy showed signs of improvement, but it maintained rates at their historical lows. Abroad, the European Central Bank and Bank of Japan remained committed to supporting economic recovery in their regions through very low rates and unorthodox policies, including asset purchase programs. Overall, this accommodative environment aided bond returns, as did geopolitical turmoil in Russia/Ukraine and the Middle East, which led some investors to seek the relative safety of bonds.

Economic Update

Domestically, the economic backdrop improved over the fiscal year. Economic growth was relatively strong, exceeding expectations in both the second and third quarters. The economy grew at an annualized rate of 4.6% in the second quarter of 2014 and an annualized rate of 3.5% in the third quarter. In terms of the labor market, significant strides were made in reducing the unemployment rate. On average, 222,000 new jobs per month were created during the fiscal year, and the unemployment rate declined from 7.3% in October 2013 to 5.8% in October 2014. Meanwhile, inflation remains subdued. In September, both headline and core inflation rose 1.7% year-over-year, slightly below the Fed's target of 2%.

The U.S. dollar was strong against a basket of other major currencies, helped by the relatively strong domestic economy, concern over deflation in Europe and the dollar's perceived safe-haven status. Over the fiscal year, the dollar rose versus the euro, British pound, Canadian dollar and Japanese yen. Moving forward, we believe that relative economic growth and structural advantages will continue to favor the U.S. dollar.

Looking Ahead

With the exception of the U.S., which is a relative bright spot, global growth has been slowing recently, particularly in Europe and the emerging markets. As the new fiscal year gets underway, we continue to be mindful of this and other macroeconomic factors, including elevated sovereign debt levels and inflationary/disinflationary pressures. While risks have risen recently, we believe economic improvements in the U.S. and continuing high levels of central bank liquidity globally are helping to moderate the probability of extreme outcomes, and we anticipate that global central banks will maintain their accommodative stances for some time to come.

Performance Summary

At TD Asset Management, our fixed income holdings remain focused on high quality issuers. Within our money market funds, the focus on preserving principal and liquidity continued to serve investors well, and the funds provided positive modest returns reflective of the ongoing low interest rate environment.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 2, 2014

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade, Inc. Institutional at 800-431-3500 or TD Ameritrade, Inc. Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2014 through October 31, 2014.)

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Annualized Expense Ratios 5/1/14 to 10/31/14	Expenses Paid During Period* 5/1/14 to 10/31/14
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.12%	$0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.60	0.12	0.61
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,025.00	0.04	0.20
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,025.00	0.04	0.20
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Portfolios are designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax Exempt Income Distribution(1)	Total	U.S. Government Interest(2)	Foreign Investors Qualified Interest Income(3)	Qualified Short-Term Capital Gain(4)
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	0.17%	98.89%	0.00%
TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	35.98%	100.00%	0.00%
TDAM Municipal Portfolio	0.00%	0.05%	99.95%	100.00%	0.00%	0.00%	0.00%
TDAM California Municipal Money Market Portfolio	0.00%	1.24%	98.76%	100.00%	35.07%	0.00%	0.00%
TDAM New York Municipal Money Market Portfolio	0.00%	1.50%	98.50%	100.00%	26.22%	0.00%	0.00%
(1)	“Tax Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(2)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2014. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(3)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.
(4)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV and/or Form 1099-INT.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2014 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2014 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2014 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

October 31, 2014

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$2,916,472,887	$1,058,237,796	$887,234,668	$359,307,207	$167,684,437
Investments in securities, at value (Note 2)	$2,720,709,887	$924,603,796	$887,234,668	$359,307,207	$167,684,437
Repurchase agreements, at value (Note 2)	195,763,000	133,634,000	—	—	—
TOTAL INVESTMENTS	2,916,472,887	1,058,237,796	887,234,668	359,307,207	167,684,437
Cash	—	1,114	6,546	17,580	23,499
Receivable for capital shares sold	41,596,773	12,687,795	10,401,175	3,728,038	3,729,268
Interest receivable	3,411,470	1,315,062	254,176	73,542	67,349
Due from Investment Manager	—	—	—	31,729	17,427
Prepaid expenses	274,973	50,943	40,029	28,779	22,876
TOTAL ASSETS	2,961,756,103	1,072,292,710	897,936,594	363,186,875	171,544,856
LIABILITIES
Payable for capital shares redeemed	47,694,732	17,719,944	29,774,601	3,720,169	1,977,506
Payable for securities purchased	9,162,000	—	—	—	—
Payable to custodian	498,965	—	—	—	—
Payable to Investment Manager	226,325	10,725	24,381	—	—
Distribution fees payable	3,696	21	—	52	101
Shareholder servicing fees payable	75	—	—	—	—
Transfer agent fees payable	83	—	—	—	—
Dividends payable to shareholders	1,175	222	314	149	50
Payable for Directors' fees (Note 4)	13	13	13	13	13
Other accrued expenses	313,620	143,411	106,654	62,185	54,002
TOTAL LIABILITIES	57,900,684	17,874,336	29,905,963	3,782,568	2,031,672
NET ASSETS	$2,903,855,419	$1,054,418,374	$868,030,631	$359,404,307	$169,513,184
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 26 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$2,903,840,659	$1,054,422,707	$868,030,630	$359,408,450	$169,548,766
Undistributed (distributions in excess of) net investment income	(4)	371	1	—	(1)
Accumulated net realized gains (losses) from investment transactions	14,764	(4,704)	—	(4,143)	(35,581)
Net assets, at value	$2,903,855,419	$1,054,418,374	$868,030,631	$359,404,307	$169,513,184
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($583,522,025 ÷ 583,540,322 shares)	($751,528,567 ÷ 751,537,319 shares)	($404,944,050 ÷ 404,966,126 shares)	($157,433,851 ÷ 157,429,727 shares)	($101,883,637 ÷ 101,916,066 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($113,938,175 ÷ 113,946,406 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,573,083,672 ÷ 1,573,038,878 shares)	($302,889,807 ÷ 302,886,383 shares)	($463,086,581 ÷ 463,065,005 shares)	($201,970,456 ÷ 201,978,723 shares)	($67,629,547 ÷ 67,652,279 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($633,311,547 ÷ 633,315,052 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Year Ended October 31, 2014

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest income	$3,343,163	$693,499	$667,063	$213,987	$113,077
EXPENSES
Distribution fees
Investor Class	2,828,719	3,281,632	1,902,618	744,244	467,864
Premium Class	385,870	—	—	—	—
Class A	7,658,614	1,547,447	2,482,213	1,140,097	396,647
Select Class	1,801,771	—	—	—	—
Shareholder servicing fees
Investor Class	1,571,503	1,823,120	1,057,005	413,467	259,923
Premium Class	52,860	—	—	—	—
Class A	3,612,558	729,929	1,170,856	537,782	187,098
Select Class	273,003	—	—	—	—
Transfer agent fees
Investor Class	628,597	729,243	422,799	165,386	103,969
Premium Class	52,860	—	—	—	—
Class A	1,445,013	291,969	468,339	215,111	74,838
Select Class	545,986	—	—	—	—
Investment management fees	2,480,283	1,018,208	891,138	380,497	178,807
Directors' fees (Note 4)	18,655	18,655	18,655	18,655	18,655
Registration fees	566,019	78,622	112,479	56,955	57,688
Shareholder reports and mailing	349,572	171,558	70,198	37,574	26,636
Professional fees	192,651	99,414	91,075	68,231	66,814
Custody fees	91,278	58,839	60,408	38,818	15,839
Other expenses	159,213	60,148	73,253	35,484	22,456
TOTAL EXPENSES	24,715,025	9,908,784	8,821,036	3,852,301	1,877,234
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(21,619,025)	(9,286,659)	(8,242,831)	(3,676,824)	(1,783,287)
NET EXPENSES	3,096,000	622,125	578,205	175,477	93,947
NET INVESTMENT INCOME	247,163	71,374	88,858	38,510	19,130
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	23,066	(1,348)	—	655	420
NET INCREASE IN NET ASSETS FROM OPERATIONS	$270,229	$70,026	$88,858	$39,165	$19,550

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Money Market Portfolio		TDAM U.S. Government Portfolio		TDAM Municipal Portfolio
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$247,163	$271,581	$71,374	$96,590	$88,858	$90,980
Net realized gains (losses) from investment transactions	23,066	(8,306)	(1,348)	(335)	—	—
Net increase in net assets from operations	270,229	263,275	70,026	96,255	88,858	90,980
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(62,862)	(73,694)	(72,919)	(66,735)	(42,282)	(42,220)
Premium Class	(10,572)	(12,137)	—	—	—	—
Class A	(144,498)	(133,351)	(29,195)	(29,855)	(46,833)	(48,760)
Select Class	(54,598)	(52,399)	—	—	—	—
From net realized gains
Investor Class	—	(4,735)	—	—	—	—
Premium Class	—	(796)	—	—	—	—
Class A	—	(7,625)	—	—	—	—
Select Class	—	(3,247)	—	—	—	—
Total dividends and distributions to shareholders	(272,530)	(287,984)	(102,114)	(96,590)	(89,115)	(90,980)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,467,917,773	1,859,856,375	4,485,651,350	3,994,657,643	970,325,236	1,059,723,665
Shares issued in reinvestment of dividends	56,466	67,451	71,087	65,428	40,893	40,524
Payments for shares redeemed	(1,559,099,463)	(1,949,248,010)	(4,404,106,939)	(3,896,531,637)	(998,415,410)	(1,035,324,352)
Net increase (decrease) in net assets from Investor Class shares	(91,125,224)	(89,324,184)	81,615,498	98,191,434	(28,049,281)	24,439,837
Premium Class:
Proceeds from shares sold	88,999,881	53,136,160	—	—	—	—
Shares issued in reinvestment of dividends	8,630	10,755	—	—	—	—
Payments for shares redeemed	(81,016,069)	(78,329,729)	—	—	—	—
Net increase (decrease) in net assets from Premium Class shares	7,992,442	(25,182,814)	—	—	—	—
Class A:
Proceeds from shares sold	6,285,404,978	5,798,259,820	1,355,405,568	1,411,653,477	1,837,157,123	1,853,667,465
Shares issued in reinvestment of dividends	141,818	130,719	28,463	29,034	44,816	46,694
Payments for shares redeemed	(6,119,552,277)	(5,671,758,702)	(1,349,848,297)	(1,401,840,711)	(1,872,444,222)	(1,782,217,371)
Net increase (decrease) in net assets from Class A shares	165,994,519	126,631,837	5,585,734	9,841,800	(35,242,283)	71,496,788
Select Class:
Proceeds from shares sold	2,001,430,591	1,860,130,764	—	—	—	—
Shares issued in reinvestment of dividends	53,067	50,800	—	—	—	—
Payments for shares redeemed	(1,885,394,074)	(1,863,725,052)	—	—	—	—
Net increase (decrease) in net assets from Select Class shares	116,089,584	(3,543,488)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	198,951,321	8,581,351	87,201,232	108,033,234	(63,291,564)	95,936,625
TOTAL INCREASE (DECREASE) IN NET ASSETS	198,949,020	8,556,642	87,169,144	108,032,899	(63,291,821)	95,936,625
NET ASSETS:
Beginning of year	2,704,906,399	2,696,349,757	967,249,230	859,216,331	931,322,452	835,385,827
End of year	$2,903,855,419	$2,704,906,399	$1,054,418,374	$967,249,230	$868,030,631	$931,322,452
Undistributed (distributions in excess of) net investment income, end of year	$(4)	$25,363	$371	$30,741	$1	$258

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM California Municipal Money Market Portfolio		TDAM New York Municipal Money Market Portfolio
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$38,510	$35,167	$19,130	$18,635
Net realized gains from investment transactions	655	1,866	420	1,119
Net increase in net assets from operations	39,165	37,033	19,550	19,754
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,538)	(16,751)	(10,400)	(10,580)
Class A	(21,513)	(18,416)	(7,487)	(8,055)
Total dividends and distributions to shareholders	(38,051)	(35,167)	(17,887)	(18,635)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	323,831,646	363,609,037	347,306,383	363,839,623
Shares issued in reinvestment of dividends	16,095	16,262	9,880	10,007
Payments for shares redeemed	(336,336,227)	(356,675,262)	(345,495,980)	(359,138,849)
Net increase (decrease) in net assets from Investor Class shares	(12,488,486)	6,950,037	1,820,283	4,710,781
Class A:
Proceeds from shares sold	1,186,663,724	978,590,725	333,892,875	369,828,985
Shares issued in reinvestment of dividends	20,627	17,681	7,239	7,802
Payments for shares redeemed	(1,173,689,669)	(944,657,613)	(341,902,874)	(389,754,148)
Net increase (decrease) in net assets from Class A shares	12,994,682	33,950,793	(8,002,760)	(19,917,361)
Net increase (decrease) in net assets from capital share transactions	506,196	40,900,830	(6,182,477)	(15,206,580)
TOTAL INCREASE (DECREASE) IN NET ASSETS	507,310	40,902,696	(6,180,814)	(15,205,461)
NET ASSETS:
Beginning of year	358,896,997	317,994,301	175,693,998	190,899,459
End of year	$359,404,307	$358,896,997	$169,513,184	$175,693,998
Distributions in excess of net investment income, end of year	$—	$(459)	$(1)	$(1,244)

Please see accompanying notes to financial statements.

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of year (000)	$583,522		$674,647		$763,979		$865,149		$2,380,748
Ratio of net expenses to average net assets	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	0.94%		0.95%		0.97%		0.92%		0.94%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.03%		0.05%

	Premium Class
	2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of year (000)	$113,938		$105,946		$131,130		$183,634		$272,820
Ratio of net expenses to average net assets	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	0.61%		0.61%		0.63%		0.58%		0.61%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.03%		0.05%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Class A
	2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of year (000)	$1,573,084		$1,407,090		$1,280,470		$1,158,756		$2,038,349
Ratio of net expenses to average net assets	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	1.02%		1.03%		1.05%		1.00%		1.02%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.03%		0.05%

	Select Class
	2014		2013		2012		2011		2010
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of year (000)	$633,311		$517,223		$520,771		$638,736		$1,343,207
Ratio of net expenses to average net assets	0.11%		0.15%		0.25%		0.20%		0.24%
Ratio of total expenses to average net assets	0.62%		0.63%		0.65%		0.60%		0.62%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.03%		0.05%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2014		2013		2012		2011		2010
TDAM U.S. Government Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of year (000)	$751,528		$669,935		$571,744		$563,640		$812,061
Ratio of net expenses to average net assets	0.06%		0.09%		0.13%		0.14%		0.18%
Ratio of total expenses to average net assets	0.95%		0.95%		0.95%		0.92%		0.95%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2014		2013		2012		2011		2010
TDAM U.S. Government Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of year (000)	$302,890		$297,314		$287,472		$379,142		$617,696
Ratio of net expenses to average net assets	0.06%		0.09%		0.13%		0.14%		0.18%
Ratio of total expenses to average net assets	1.03%		1.03%		1.03%		1.00%		1.03%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2014		2013		2012		2011		2010
TDAM Municipal Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains on investments	—		—		—		0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.04%
Net assets end of year (000)	$404,944		$432,993		$408,554		$407,688		$461,176
Ratio of net expenses to average net assets	0.07%		0.12%		0.17%		0.22%		0.29%
Ratio of total expenses to average net assets	0.95%		0.95%		0.95%		0.94%		0.98%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2014		2013		2012		2011		2010
TDAM Municipal Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains on investments	—		—		—		0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.04%
Net assets end of year (000)	$463,087		$498,329		$426,832		$412,960		$319,332
Ratio of net expenses to average net assets	0.06%		0.11%		0.17%		0.22%		0.29%
Ratio of total expenses to average net assets	1.03%		1.03%		1.03%		1.02%		1.06%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2014		2013		2012		2011		2010
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	—		(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of year (000)	$157,434		$169,922		$162,971		$154,950		$171,433
Ratio of net expenses to average net assets	0.05%		0.11%		0.16%		0.18%		0.22%
Ratio of total expenses to average net assets	0.97%		0.97%		0.98%		0.98%		0.99%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2014		2013		2012		2011		2010
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	—		(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of year (000)	$201,970		$188,975		$155,023		$157,317		$102,786
Ratio of net expenses to average net assets	0.05%		0.10%		0.16%		0.18%		0.22%
Ratio of total expenses to average net assets	1.05%		1.05%		1.06%		1.05%		1.07%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

	Investor Class
	2014		2013		2012		2011		2010
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	(0.000	)*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of year (000)	$101,884		$100,062		$95,351		$92,206		$92,234
Ratio of net expenses to average net assets	0.05%		0.10%		0.14%		0.17%		0.23%
Ratio of total expenses to average net assets	1.02%		1.01%		1.02%		1.03%		1.05%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

	Class A
	2014		2013		2012		2011		2010
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	(0.000	)*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.03%
Net assets end of year (000)	$67,629		$75,632		$95,548		$55,846		$56,814
Ratio of net expenses to average net assets	0.05%		0.11%		0.14%		0.17%		0.23%
Ratio of total expenses to average net assets	1.10%		1.09%		1.10%		1.11%		1.13%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2014, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the fiscal year ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the fiscal year ended October 31, 2014, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manger” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the year ended October 31, 2014, earnings credits were less than $150 for each Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets of each such Portfolio over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”).

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

For the year ended October 31, 2014, the Investment Manager and its affiliates, waived and/or reimbursed certain fees and assumed certain expenses as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Transfer Agent Fees Waived	Total
Money Market Portfolio	$761,841	N/A	N/A	N/A	$761,841
Investor Class	N/A	$2,828,711	$1,571,503	$628,563	5,028,777
Premium Class	N/A	385,870	52,859	52,851	491,580
Class A	N/A	7,658,614	3,612,558	1,444,945	12,716,117
Select Class	N/A	1,801,770	272,995	545,945	2,620,710
					$21,619,025
U.S. Government Portfolio	$883,322	N/A	N/A	N/A	$883,322
Investor Class	N/A	$3,281,629	$1,823,120	$729,243	5,833,992
Class A	N/A	1,547,447	729,929	291,969	2,569,345
					$9,286,659
Municipal Portfolio	$739,012	N/A	N/A	N/A	$739,012
Investor Class	N/A	$1,902,607	$1,057,005	$422,799	3,382,411
Class A	N/A	2,482,213	1,170,856	468,339	4,121,408
					$8,242,831
California Portfolio	$460,741	N/A	N/A	N/A	$460,741
Investor Class	N/A	$744,240	$413,467	$165,386	1,323,093
Class A	N/A	1,140,097	537,782	215,111	1,892,990
					$3,676,824
New York Portfolio	$292,951	N/A	N/A	N/A	$292,951
Investor Class	N/A	$467,861	$259,923	$103,969	831,753
Class A	N/A	396,647	187,098	74,838	658,583
					$1,783,287

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

Note 4 — Directors’ Fees

Prior to April 1, 2014, each Director who was not an “interested person” as defined in the Act, who served on the Board of Directors of the Company received, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each meeting attended in person;
3.	a meeting fee of $2,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there was no meeting of the full Board, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there was no meeting of the full Board, an audit committee meeting fee of $2,500 for each such meeting attended;

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

7.	retainer for the Chairman was $10,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair was $5,000 annually, payable quarterly.

As of April 1, 2014, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board, a committee meeting fee of $3,500 for each such meeting attended;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there is no meeting of the full Board, an audit committee meeting fee of $3,500 for each such meeting attended;
7.	retainer for the Chairman is $20,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including,

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to the non-deductible excise tax. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2014:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
U.S. Government Portfolio	$(370)	$370	$—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2014 and 2013, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2014	$—	$272,530	$—	$272,530
	2013	—	287,984	—	287,984
U.S. Government Portfolio	2014	—	102,114	—	102,114
	2013	—	96,590	—	96,590
Municipal Portfolio	2014	89,070	45	—	89,115
	2013	90,980	—	—	90,980
California Portfolio	2014	37,579	472	—	38,051
	2013	34,263	904	—	35,167
New York Portfolio	2014	17,617	270	—	17,887
	2013	17,937	698	—	18,635

As of October 31, 2014, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$39,468	$—	$—	$(24,708)	$14,760
U.S. Government Portfolio	9,690	—	(4,704)	(9,319)	(4,333)
Municipal Portfolio	—	7,629	—	(7,628)	1
California Portfolio	—	3,246	(4,142)	(3,247)	(4,143)
New York Portfolio	—	1,440	(35,580)	(1,442)	(35,582)

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2014, the breakdown of capital loss carryforwards was as follows:

	Short-Term Loss	Expiring October 31,
		2016	2018	2019	Total
U.S. Government Portfolio	$4,704	$—	$—	$—	$4,704
California Portfolio	—	4,061	81	—	4,142
New York Portfolio	34,993	—	148	439	35,580

During the year ended October 31, 2014, the Money Market Portfolio, California Portfolio and New York Portfolio utilized $8,306, $655 and $420, respectively, of capital loss carryforwards to offset capital gains.

At October 31, 2014, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for two years. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value per share. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, management is evaluating the implications and its impact to the Portfolios.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 32.3%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/14 (A) (B)	$1,800,000	$1,800,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.05%, 11/1/14 (B)	9,000,000	9,000,000
Board of Trustees of The Leland Stanford Junior University, TECP
0.11%, 12/11/14	23,000,000	23,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.04%, 11/6/14 (B)	37,000,000	37,000,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.03%, 11/5/14 (B)	27,100,000	27,100,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.04%, 11/5/14 (A) (B)	2,600,000	2,600,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.03%, 11/5/14 (B)	100,000	100,000
California State, MFA, Chevron USA Recovery Project
0.04%, 11/1/14 (B)	13,395,000	13,395,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 11/1/14 (B)	15,500,000	15,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/1/14 (B)	11,500,000	11,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 11/1/14 (B)	65,800,000	65,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 11/1/14 (B)	$26,200,000	$26,200,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 11/1/14 (B)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/6/14 (A) (B)	3,030,000	3,030,000
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.05%, 11/1/14 (B)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 11/1/14 (B)	3,000,000	3,000,000
Columbia University, TECP
0.10%, 11/4/14	13,000,000	13,000,000
0.11%, 11/6/14	13,290,000	13,290,000
0.10%, 11/13/14	14,000,000	14,000,000
0.10%, 11/17/14	7,000,000	7,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.03%, 11/6/14 (B)	23,900,000	23,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.04%, 11/1/14 (B)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.05%, 11/6/14 (B)	50,880,000	50,880,000
Dallas Area Rapid Transit, TECP
0.10%, 2/19/15	10,000,000	10,000,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/5/14 (B)	3,500,000	3,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/14 (B)	$3,350,000	$3,350,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.05%, 11/1/14 (B)	12,310,000	12,310,000
Harris County, IDC, Exxon Project, AMT, RB
0.05%, 11/1/14 (B)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.07%, 11/5/14 (A) (B)	4,145,000	4,145,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 11/7/14 (B)	1,600,000	1,600,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.05%, 11/5/14 (B)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.05%, 11/5/14 (B)	1,250,000	1,250,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding Chevron USA Incorporate Project
0.05%, 11/1/14 (B)	10,600,000	10,600,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 11/6/14 (B)	1,516,000	1,516,000
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.07%, 11/1/14 (B)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.07%, 11/1/14 (B)	8,700,000	8,700,000
Long Island, Power Authority, TECP
0.15%, 12/3/14	6,000,000	6,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.05%, 11/1/14 (B)	$15,000,000	$15,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.11%, 11/6/14 (B)	17,000,000	17,000,000
Mississippi Business Finance, Chevron, Ser A, RB
0.05%, 11/1/14 (B)	15,630,000	15,630,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/5/14 (B)	14,000,000	14,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/6/14 (B)	35,790,000	35,790,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.07%, 11/1/14 (B)	46,800,000	46,800,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.06%, 11/1/14 (B)	15,760,000	15,760,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.06%, 11/1/14 (B)	10,000,000	10,000,000
NYC, Water & Sewer System, RB
0.03%, 11/1/14 (B)	16,355,000	16,355,000
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/1/14 (B)	1,500,000	1,500,000
NYC, Water & Sewer System, Ser B-3, RB
0.06%, 11/1/14 (B)	17,450,000	17,450,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 11/5/14 (B)	12,000,000	12,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A) (B)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 11/5/14 (A) (B)	$2,800,000	$2,800,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 11/5/14 (B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	33,000,000	33,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/4/14 (B)	10,000,000	10,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A) (B)	2,600,000	2,600,000
Princeton University, TECP
0.10%, 11/18/14	37,000,000	37,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.04%, 11/5/14 (B)	28,200,000	28,200,000
Tompkins County, IDA, Civic Facility Cornell Project, Ser A, RB
0.04%, 11/6/14 (B)	3,000,000	3,000,000
University of California, Ser Z-1, RB
0.09%, 11/6/14 (B)	11,200,000	11,200,000
University of California, Ser Z-2, RB
0.08%, 11/6/14 (B)	9,000,000	9,000,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.06%, 11/1/14 (B)	29,200,000	29,200,000
University of Texas, Ser B, RB
0.03%, 11/6/14 (B)	30,075,000	30,075,000
University of Texas, TECP
0.11%, 11/5/14	21,000,000	21,000,000
0.14%, 3/10/15	20,000,000	20,000,000
TOTAL MUNICIPAL OBLIGATIONS		937,176,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 27.4%
BANKS — 5.3%
Australia & New Zealand Banking Group
0.18%, 4/22/15 (C)(E)	$27,000,000	$26,976,780
Caisse Centrale Desjardins
0.18%, 11/20/14 (C)(E)	25,000,000	24,997,625
0.19%, 12/2/14 (C)(E)	30,000,000	29,995,092
0.14%, 1/26/15 (C)(E)	46,000,000	45,984,616
Commonwealth Bank of Australia
0.09%, 12/10/14 (C)(E)	25,000,000	24,997,562
		152,951,675
DOMESTIC/FOREIGN BANK SUPPORTED — 0.8%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.14%, 1/13/15 (C)(E)	23,000,000	22,993,471
INDUSTRIAL & OTHER COMMERCIAL PAPER — 21.3%
Board of Trustees of The Leland Stanford Junior University
0.09%, 12/4/14 (E)	24,648,000	24,645,967
0.10%, 1/13/15 (E)	23,000,000	22,995,338
CDP Financial
0.16%, 11/14/14 (E)	19,500,000	19,498,873
Coca-Cola
0.20%, 11/10/14 (C)	75,000,000	74,997,750
Colgate-Palmolive
0.07%, 11/19/14 (C)(E)	38,000,000	37,998,670
Exxon Mobil
0.08%, 11/24/14 (E)	30,000,000	29,998,467
Harvard University
0.10%, 1/5/15 (E)	21,458,000	21,454,127
Johnson & Johnson
0.04%, 11/7/14 (E)	46,000,000	45,999,693
National Australia Funding Delaware
0.20%, 3/2/15 (C)(E)	33,000,000	32,977,817
Old Line Funding
0.16%, 12/5/14 (C)(E)	32,000,000	31,995,164
0.21%, 1/29/15 (C)(E)	20,000,000	19,989,617
PSP Capital
0.15%, 12/5/14 (C)(E)	12,000,000	11,998,300
0.17%, 3/6/15 (C)(E)	14,000,000	13,991,736
0.17%, 4/16/15 (C)(E)	31,000,000	30,975,699
Trinity Health
0.14%, 11/3/14 (E)	30,000,000	29,999,767
0.12%, 11/13/14 (E)	38,000,000	37,998,480

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIAL & OTHER COMMERCIAL PAPER — (continued)
University of California
0.11%, 11/5/14 (E)	$19,000,000	$18,999,768
0.10%, 11/12/14 (E)	41,000,000	40,998,747
0.12%, 12/9/14 (E)	17,000,000	16,997,847
Yale University
0.09%, 12/3/14 (E)	32,750,000	32,747,380
0.10%, 1/6/15 (E)	23,045,000	23,040,776
		620,299,983
TOTAL COMMERCIAL PAPER		796,245,129
CORPORATE OBLIGATIONS — 18.4%
BANKS — 13.1%
Bank of Montreal MTN
0.80%, 11/6/15	7,400,000	7,434,686
Bank of New York Mellon MTN
3.10%, 1/15/15	15,500,000	15,590,386
1.20%, 2/20/15	39,462,000	39,562,731
2.95%, 6/18/15	12,000,000	12,200,892
0.70%, 10/23/15	10,000,000	10,034,348
Bank of Nova Scotia
1.25%, 11/7/14 (C)	25,000,000	25,004,309
1.85%, 1/12/15	36,103,000	36,214,616
3.40%, 1/22/15	36,000,000	36,251,075
Canadian Imperial Bank
1.50%, 12/12/14 (C)	25,000,000	25,034,167
0.90%, 10/1/15	16,000,000	16,083,973
Commonwealth Bank of Australia NY
1.95%, 3/16/15	49,005,000	49,309,189
International Bank for Reconstruction & Development
0.30%, 10/9/15	24,000,000	24,000,000
National Bank of Canada
1.50%, 6/26/15	39,700,000	40,010,946
Royal Bank of Canada MTN
1.15%, 3/13/15	3,848,000	3,860,194
3.13%, 4/14/15 (C)	19,000,000	19,248,686
0.55%, 5/1/15	14,500,000	14,520,427
1.92%, 7/30/15	6,000,000	6,072,000
		380,432,625
DOMESTIC/FOREIGN BANK SUPPORTED — 1.2%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.15%, 2/2/43 (D)	33,760,000	33,760,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.20%, 7/1/33 (D)	100,000	100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.15%, 12/1/24 (D)	$1,300,000	$1,300,000
		35,160,000
FINANCIALS — 2.8%
General Electric Capital
3.75%, 11/14/14	27,075,000	27,108,994
2.15%, 1/9/15	38,843,000	38,981,292
3.50%, 6/29/15	1,970,000	2,011,838
2.38%, 6/30/15	2,620,000	2,656,396
4.38%, 9/21/15	6,642,000	6,877,095
Partisan Property
0.16%, 9/1/44 (D)	3,460,000	3,460,000
Wells Fargo & Co. MTN
3.63%, 4/15/15	2,000,000	2,030,102
		83,125,717
INDUSTRIALS — 1.3%
General Electric
0.85%, 10/9/15	5,600,000	5,628,544
Pfizer
5.35%, 3/15/15	13,700,000	13,949,673
Procter & Gamble
3.50%, 2/15/15	17,125,000	17,284,733
		36,862,950
TOTAL CORPORATE OBLIGATIONS		535,581,292
CERTIFICATES OF DEPOSIT — 7.2%
Australia & New Zealand Banking Group, NY
0.15%, 2/9/15	25,000,000	25,000,000
0.15%, 2/23/15	25,000,000	25,000,000
0.18%, 5/29/15	24,000,000	24,000,000
Bank of Montreal, IL
0.18%, 11/24/14	23,000,000	23,000,000
Bank of Nova Scotia
0.25%, 2/27/15	11,000,000	11,000,000
Canadian Imperial Bank of Commerce, NY
0.26%, 11/7/14	25,000,000	25,000,000
0.24%, 12/4/14	25,000,000	25,000,000
National Australia Bank, NY
0.16%, 12/1/14	25,000,000	25,000,000
US Bank, Cincinnati
0.13%, 2/2/15	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		208,000,000
U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bill
0.02%, 11/6/14 (E)	100,000,000	99,999,792
0.01%, 11/13/14 (E)	50,000,000	49,999,800
TOTAL U.S. TREASURY OBLIGATIONS		149,999,592

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 3.2%
Province of British Columbia
2.85%, 6/15/15	$1,407,000	$1,429,968
Province of Manitoba
2.63%, 7/15/15	13,660,000	13,887,896
Province of Ontario Canada
2.95%, 2/5/15	25,000,000	25,181,842
0.95%, 5/26/15	53,000,000	53,208,168
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		93,707,874
REPURCHASE AGREEMENTS — 6.7%
Counterparty: Bank of Nova Scotia 0.10% dated 10/31/14, due 11/3/14 in the amount of $185,764,548, fully collateralized by U.S. Government Obligations, par value $4,610,000 – $25,069,000 coupon range 0.00% – 2.63%, maturity range 11/6/14 – 1/30/19 value $189,480,807	185,763,000	185,763,000
Counterparty: RBC Capital Markets 0.08% dated 10/31/14, due 11/3/14 in the amount of $10,000,067, fully collateralized by a $10,241,700 U.S. Treasury Note, coupon 1.50%, maturity 10/31/19 value $10,200,098	10,000,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		195,763,000
TOTAL INVESTMENTS (Cost $2,916,472,887) — 100.4%		2,916,472,887
OTHER ASSETS AND LIABILITIES, NET — (0.4)%		(12,617,468)
NET ASSETS — 100.0%		$2,903,855,419
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $500,157,061 or 17.22% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(D)	Variable rate security. The rate shown is the current rate on October 31, 2014. Date shown represents the final maturity date.
(E)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDA — Industrial Development Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LLC — Limited Liability Company

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 78.7%
FANNIE MAE — 4.8%
2.63%, 11/20/14 (A)	$50,150,000	$50,216,862
FANNIE MAE, DISCOUNT NOTE — 13.7%
0.06%, 11/19/14 (A) (B)	25,000,000	24,999,188
0.05%, 1/14/15 (A) (B)	35,000,000	34,996,403
0.05%, 1/21/15 (A) (B)	10,000,000	9,998,898
0.10%, 1/28/15 (A) (B)	20,000,000	19,995,356
0.10%, 2/18/15 (A) (B)	30,000,000	29,991,371
0.10%, 3/24/15 (A) (B)	25,000,000	24,990,069
		144,971,285
FEDERAL FARM CREDIT BANK — 4.7%
0.16%, 11/4/14	10,000,000	9,999,994
1.63%, 11/19/14	20,000,000	20,015,086
0.25%, 1/30/15	11,500,000	11,505,919
0.19%, 9/9/15	8,000,000	7,999,811
		49,520,810
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 6.9%
0.02%, 11/3/14 (B)	10,000,000	9,999,989
0.03%, 12/3/14 (B)	25,000,000	24,999,333
0.04%, 12/8/14 (B)	25,000,000	24,998,947
0.04%, 12/9/14 (B)	12,500,000	12,499,459
		72,497,728
FEDERAL HOME LOAN BANK — 5.7%
0.08%, 1/15/15	12,500,000	12,499,302
0.25%, 1/16/15	30,000,000	30,008,578
0.13%, 4/14/15	5,000,000	4,999,743
0.20%, 9/16/15	12,500,000	12,499,705
		60,007,328

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 20.1%
0.04%, 11/12/14 (B)	$13,313,000	$13,312,837
0.01%, 11/14/14 (B)	8,030,000	8,029,971
0.04%, 11/19/14 (B)	25,000,000	24,999,500
0.03%, 11/26/14 (B)	140,000,000	139,996,667
0.05%, 12/17/14 (B)	25,000,000	24,998,403
		211,337,378
FREDDIE MAC — 5.4%
2.65%, 11/6/14 (A)	25,000,000	25,008,707
0.32%, 12/3/14 (A)	16,000,000	16,003,909
2.88%, 2/9/15 (A)	15,000,000	15,112,714
0.42%, 9/18/15 (A)	1,000,000	1,001,995
		57,127,325
FREDDIE MAC, DISCOUNT NOTE — 17.4%
0.08%, 11/12/14 (A) (B)	24,550,000	24,549,437
0.06%, 11/13/14 (A) (B)	10,700,000	10,699,786
0.07%, 11/17/14 (A) (B)	25,000,000	24,999,278
0.08%, 11/18/14 (A) (B)	1,325,000	1,324,948
0.06%, 11/24/14 (A) (B)	22,767,000	22,766,096
0.05%, 1/20/15 (A) (B)	22,106,000	22,103,789
0.05%, 1/26/15 (A) (B)	25,000,000	24,996,835
0.10%, 2/2/15 (A) (B)	12,500,000	12,496,932
0.07%, 3/19/15 (A) (B)	20,000,000	19,995,017
0.15%, 6/16/15 (A) (B)	5,000,000	4,995,429
0.16%, 7/21/15 (A) (B)	15,000,000	14,983,079
		183,910,626
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		829,589,342
U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bill
0.01%, 11/6/14 (B)	50,000,000	49,999,896
0.01%, 11/13/14 (B)	22,500,000	22,499,910
U.S. Treasury Note
2.13%, 11/30/14	10,000,000	10,016,023
TOTAL U.S. TREASURY OBLIGATIONS		82,515,829

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 1.2%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 1.2%
Army & Airforce Exchange Service 0.09%, 12/15/14 (B)	$12,500,000	$12,498,625
TOTAL COMMERCIAL PAPER		12,498,625
REPURCHASE AGREEMENTS — 12.7%
Counterparty: Bank of Nova Scotia 0.10% dated 10/31/14, due 11/3/14 in the amount of $123,635,030, fully collateralized by U.S. Government Obligations, par value $12,708,304 – $57,045,000 coupon range 1.38% – 5.25%, maturity range 7/17/15 – 10/30/17 value $126,108,103	123,634,000	123,634,000
Counterparty: RBC Capital Markets 0.08% dated 10/31/14, due 11/3/14 in the amount of $10,000,067, fully collateralized by a $10,241,700 U.S. Treasury Note, coupon 1.50%, maturity 10/31/19 value $10,200,098	10,000,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		133,634,000
TOTAL INVESTMENTS (Cost $1,058,237,796) — 100.4%		1,058,237,796
OTHER ASSETS AND LIABILITIES, NET — (0.4)%		(3,819,422)
NET ASSETS — 100.0%		$1,054,418,374
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 101.7%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.15%, 11/6/14 (A)	$4,650,000	$4,650,000
ARIZONA — 1.5%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 11/1/14 (A)	12,870,000	12,870,000
CALIFORNIA — 7.7%
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.04%, 11/6/14 (A)	2,700,000	2,700,000
California State, EFA, TECP
0.07%, 12/16/14	5,000,000	5,000,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.05%, 11/5/14 (A)	500,000	500,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.04%, 11/5/14 (A)(B)	1,700,000	1,700,000
California State, Infrastructure & Economic Development Bank, The J Paul Getty Trust Project, RB
0.04%, 11/6/14 (A)	7,200,000	7,200,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 11/1/14 (A)	1,800,000	1,800,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.05%, 11/6/14 (A)	7,700,000	7,700,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.04%, 11/5/14 (A)	10,160,000	10,160,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/5/14 (A)	$6,900,000	$6,900,000
University of California, Ser AL-2, RB
0.04%, 11/6/14 (A)	23,000,000	23,000,000
		66,660,000
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.15%, 11/6/14 (A)	920,000	920,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.10%, 11/6/14 (A)	1,840,000	1,840,000
		2,760,000
CONNECTICUT — 1.0%
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.03%, 11/6/14 (A)	8,690,000	8,690,000
FLORIDA — 1.0%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A)(B)	6,525,000	6,525,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A)(B)	2,100,000	2,100,000
		8,625,000
GEORGIA — 4.1%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 11/6/14 (A)	3,700,000	3,700,000
Main Street Natural Gas, Ser A, RB, (LIQ: Royal Bank of Canada)
0.05%, 11/6/14 (A)	19,900,000	19,900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA — (continued)
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.06%, 11/5/14 (A)	$12,500,000	$12,500,000
		36,100,000
ILLINOIS — 10.7%
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.05%, 11/1/14 (A)	21,000,000	21,000,000
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.05%, 11/1/14 (A)	2,000,000	2,000,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.05%, 11/5/14 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP, (LOC: Northern Trust Company)
0.07%, 12/4/14	15,000,000	15,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.03%, 11/6/14 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.05%, 11/6/14 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.05%, 11/6/14 (A)	13,345,000	13,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.05%, 11/6/14 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.04%, 11/5/14 (A)	16,300,000	16,300,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.04%, 11/6/14 (A)	$3,600,000	$3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 11/6/14 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/5/14 (A)	3,630,000	3,630,000
		93,675,000
INDIANA — 1.1%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.17%, 11/6/14 (A)	175,000	175,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.05%, 11/6/14 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.05%, 11/5/14 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/5/14 (A)	3,000,000	3,000,000
		9,875,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.11%, 11/6/14 (A)	6,255,000	6,255,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — (continued)
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/6/14 (A)	$750,000	$750,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/6/14 (A)	4,180,000	4,180,000
		11,185,000
KENTUCKY — 1.3%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 11/5/14 (A)	8,500,000	8,500,000
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/7/14 (A)	2,455,000	2,455,000
		10,955,000
MARYLAND — 2.5%
Johns Hopkins University, TECP
0.08%, 12/9/14	7,000,000	7,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.08%, 12/01/14 (A)	14,910,000	14,910,000
		21,910,000
MASSACHUSETTS — 2.6%
Massachusetts Health & Educational Facilities Authority, Ser R
0.01%, 11/1/14 (A)	10,415,000	10,415,000
Massachusetts Port Authority, AMT, (LOC: U.S. Bank, N.A.)
0.06%, 11/5/14 (A) (C)	5,000,000	5,000,000
Massachusetts State, HEFA, TECP
0.05%, 12/2/14	7,151,000	7,151,000
		22,566,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MICHIGAN — 4.9%
Board of Trustee Michigan State University, TECP
0.07%, 1/6/15	$24,000,000	$24,000,000
Michigan State, Finance Authority, RB
0.08%, 12/01/14 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.07%, 11/6/14 (A)	7,970,000	7,970,000
Michigan State, Hospital Finance Authority, TECP
0.07%, 1/7/15	1,200,000	1,200,000
University of Michigan, TECP
0.06%, 12/3/14	8,000,000	8,000,000
		43,020,000
MINNESOTA — 4.8%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.06%, 11/6/14 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/6/14 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/6/14 (A)	23,985,000	23,985,000
		41,935,000
MISSISSIPPI — 4.2%
Mississippi Business Finance Corp., Chevron USA Project, Ser A
0.07%, 11/1/14	4,000,000	4,000,000
Mississippi Business Finance Corp., Chevron USA Project, Ser H
0.06%, 11/1/14 (A)	7,900,000	7,900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MISSISSIPPI — (continued)
Mississippi Business Finance Corp., Ser F, RB
0.06%, 11/1/14 (A)	$1,495,000	$1,495,000
Mississippi Business Finance Corp., Ser G
0.05%, 11/1/14 (A)	8,055,000	8,055,000
Mississippi Business Finance Corp., Ser K, RB
0.06%, 11/1/14 (A)	4,800,000	4,800,000
Mississippi State, Business Financial Corporation, Ser B, RB
0.06%, 11/1/14 (A)	1,500,000	1,500,000
Mississippi State, Business Financial Corporation, Ser D, RB
0.05%, 11/1/14 (A)	7,900,000	7,900,000
		35,650,000
MISSOURI — 2.6%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.04%, 11/5/14 (A)	7,000,000	7,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.05%, 11/5/14 (A)	16,000,000	16,000,000
		23,000,000
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.05%, 11/5/14 (A)	6,000,000	6,000,000
NEW MEXICO — 2.8%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/6/14 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/6/14 (A)	8,400,000	8,400,000
		24,400,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — 10.4%
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 11/7/14 (A)	$5,000,000	$5,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A)(B)	2,500,000	2,500,000
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.04%, 11/1/14 (A)	6,000,000	6,000,000
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/1/14 (A)	9,090,000	9,090,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 11/5/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/5/14 (A)	8,000,000	8,000,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (A)	4,800,000	4,800,000
NYS, HFA, Ser S, RB, (LOC: PNC Bank N.A.)
0.03%, 11/1/14 (A)	12,000,000	12,000,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (A)	7,500,000	7,500,000
NYS, Liberty Development, 3 World Trade Center Project, Ser A-1, RB
0.15%, 11/24/14 (A)	5,500,000	5,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — (continued)
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.09%, 3/1/15 (A)	$9,500,000	$9,500,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.09%, 3/1/15 (A)	3,950,000	3,950,000
Port Authority of New Jersey and New York, TECP
0.08%, 12/2/14	10,620,000	10,620,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.07%, 11/1/14 (A)	100,000	100,000
Triborough Bridge & Tunnel Authority, Ser B-2C, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/1/14 (A)	1,300,000	1,300,000
		89,860,000
OHIO — 2.8%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.05%, 11/6/14 (A)	7,500,000	7,500,000
Franklin County, Health Care Facilities, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.05%, 11/6/14 (A)	7,000,000	7,000,000
Lancaster, Port Authority, RB
0.20%, 11/1/14	6,600,000	6,600,000
0.16%, 11/1/14 (A)	2,225,000	2,225,000
		23,325,000
OREGON — 0.5%
Oregon State, Ser A, GO
2.00%, 6/15/15	4,700,000	4,754,606
PENNSYLVANIA — 2.6%
Pennsylvania State University, Ser B, RB
0.15%, 6/1/15 (A)	13,500,000	13,500,000
Philadelphia, IDA, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.05%, 11/6/14 (A)	5,325,000	5,325,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Pittsburgh, TECP
0.07%, 11/18/14	$3,650,000	$3,650,000
		22,475,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.08%, 11/1/14 (A)	900,000	900,000
TEXAS — 13.3%
Dallas Area Rapid Transit, TECP
0.08%, 11/3/14	10,000,000	10,000,000
0.10%, 2/12/15	8,000,000	8,000,000
0.10%, 2/19/15	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/14 (A)(C)	13,000,000	13,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/14 (A)	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.03%, 11/1/14 (A)	2,000,000	2,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.08%, 11/1/14 (A)	3,800,000	3,800,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.05%, 11/1/14 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.05%, 11/5/14 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/5/14 (A)	4,000,000	4,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — (continued)
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/14 (A)(B)	$5,600,000	$5,600,000
Texas State, TRAN
1.50%, 8/31/15	35,000,000	35,397,039
University of Texas, Financing System Project, Ser B, RB
0.03%, 11/6/14 (A)	2,700,000	2,700,000
University of Texas, Permanent University Funding System, Ser A, RB
0.03%, 11/6/14 (A)	4,800,000	4,800,000
		114,497,039
UTAH — 1.6%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 11/6/14 (A)	4,150,000	4,150,000
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/6/14 (A)	9,145,000	9,145,000
		13,295,000
VIRGINIA — 3.1%
Norfolk, IDA, TECP
0.05%, 11/5/14	3,700,000	3,700,000
University of Virginia, TECP
0.08%, 11/4/14	16,500,000	16,500,000
0.07%, 2/4/15	6,500,000	6,500,000
		26,700,000
WASHINGTON — 3.3%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.09%, 11/6/14 (A)	800,000	800,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.09%, 11/6/14 (A)	100,000	100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/14 (A)(B)	$9,320,000	$9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 11/6/14 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/14 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/14 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 11/6/14 (A)(B)	4,620,000	4,620,000
		29,405,000
WISCONSIN — 4.8%
Milwaukee, Ser R, GO
1.00%, 12/23/14	15,000,000	15,019,023
Wisconsin State, TECP, (LOC: BNY Mellon)
0.09%, 12/9/14	6,117,000	6,117,000
0.07%, 2/5/15	20,866,000	20,866,000
		42,002,023
WYOMING — 3.6%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.07%, 11/1/14 (A)	6,800,000	6,800,000
Lincoln County, PCFA, Exxon Project
0.07%, 11/1/14	4,400,000	4,400,000
Sweetwater County, PacifiCorp Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.04%, 11/5/14 (A)	19,600,000	19,600,000
		30,800,000
TOTAL MUNICIPAL OBLIGATIONS		882,539,668

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.06%, 11/6/14 (B)	$4,695,000	$4,695,000
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		4,695,000
TOTAL INVESTMENTS (Cost $887,234,668) — 102.2%		887,234,668
OTHER ASSETS AND LIABILITIES, NET — (2.2)%		(19,204,037)
NET ASSETS — 100.0%		$868,030,631
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $18,000,000 or 2.07% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corp.

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.0%
CALIFORNIA — 100.0%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/6/14 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, (LOC: U.S. Bank N.A.)
0.04%, 11/6/14 (B)	5,000,000	5,000,000
California State
1.50%, 6/22/15	4,500,000	4,539,882
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.04%, 11/6/14 (B)	11,200,000	11,200,000
California State, EFA, Ser L-6
0.04%, 11/5/14 (B)	1,300,000	1,300,000
California State, EFA, TECP
0.07%, 12/16/14	10,000,000	10,000,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.03%, 11/5/14 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.03%, 11/5/14 (B)	5,100,000	5,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.03%, 11/5/14 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.03%, 11/5/14 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.03%, 11/5/14 (B)	18,500,000	18,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.04%, 11/6/14 (B)	$6,150,000	$6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.04%, 11/5/14 (B)	10,110,000	10,110,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 11/1/14 (B)	1,935,000	1,935,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.07%, 11/1/14 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.03%, 11/5/14 (B)	11,500,000	11,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.13%, 12/3/14 (B)	5,650,000	5,650,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.05%, 11/5/14 (B)	6,215,000	6,215,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA — (continued)
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.04%, 11/5/14 (A) (B)	$1,395,000	$1,395,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.04%, 11/5/14 (A) (B)	490,000	490,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.05%, 11/5/14 (A) (B)	600,000	600,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/14 (A) (B)	2,300,000	2,300,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.03%, 11/5/14 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 11/6/14 (B)	2,700,000	2,700,000
California State, Infrastructure & Economic Development Bank, The J Paul Getty Trust Project, RB
0.04%, 11/6/14 (B)	18,700,000	18,700,000
California State, MFA, Chevron USA Recovery Project
0.04%, 11/1/14 (B)	600,000	600,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.02%, 11/1/14 (B)	8,300,000	8,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/6/14 (B)	3,100,000	3,100,000
California State, MFA, Ser B, RB
0.05%, 11/1/14 (B)	3,100,000	3,100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 11/1/14 (B)	$3,300,000	$3,300,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.04%, 11/1/14 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/6/14 (A) (B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.05%, 11/6/14 (B)	2,605,000	2,605,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/6/14 (A) (B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.04%, 11/6/14 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.05%, 11/6/14 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.05%, 11/6/14 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.05%, 11/6/14 (B)	7,000,000	7,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA — (continued)
Irvine Ranch, Water District, GO
0.04%, 11/1/14 (B)	$5,400,000	$5,400,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.04%, 11/1/14 (B)	4,420,000	4,420,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.03%, 11/1/14 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/14 (A) (B)	7,000,000	7,000,000
Los Angeles County, TECP
0.08%, 11/3/14	1,600,000	1,600,000
Los Angeles County, TECP
0.08%, 11/6/14	5,000,000	5,000,000
Los Angeles County, TECP
0.08%, 1/5/15	3,300,000	3,300,000
Los Angeles County, TRAN
1.50%, 6/30/15	5,000,000	5,045,485
Los Angeles, TRAN
1.50%, 6/25/15	5,000,000	5,044,840
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.04%, 11/5/14 (B)	8,500,000	8,500,000
Port of Oakland, TECP
0.09%, 11/6/14	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.05%, 11/6/14 (B)	2,050,000	2,050,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/5/14 (B)	6,900,000	6,900,000
San Francisco City & County, TECP
0.08%, 11/5/14	4,105,000	4,105,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	$4,600,000	$4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.07%, 11/6/14 (B)	1,325,000	1,325,000
Southern California Public Power Authority, Magnolia Power Project, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	7,500,000	7,500,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 11/5/14 (B)	5,000,000	5,000,000
University of California, Ser AL-1, RB
0.05%, 11/6/14 (B)	3,000,000	3,000,000
University of California, Ser AL-2, RB
0.04%, 11/6/14 (B)	16,000,000	16,000,000
University of California, TECP
0.06%, 12/2/14	3,157,000	3,157,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.04%, 11/5/14 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		359,307,207
TOTAL INVESTMENTS (Cost $359,307,207) — 100.0%		359,307,207
OTHER ASSETS AND LIABILITIES, NET — 0.0%		97,100
NET ASSETS — 100.0%		$359,404,307
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2014

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

HFA — Housing Finance Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 93.6%
NEW YORK — 93.6%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 11/6/14 (A) (B)	$4,920,000	$4,920,000
Geneva, IDA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.07%, 11/6/14 (B)	1,800,000	1,800,000
Long Island, Power Authority, Sub-Ser 1B-RMKT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/1/14 (B)	4,500,000	4,500,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/5/14 (B)	7,000,000	7,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.05%, 11/5/14 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 11/7/14 (B)	5,000,000	5,000,000
NYC, HDC, 461 Dean Street Development Project, Ser S, RB, (LOC: Bank of New York Mellon)
0.04%, 11/5/14 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 11/5/14 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A) (B)	5,300,000	5,300,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A) (B)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, IDA, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 11/6/14 (B)	$1,400,000	$1,400,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.04%, 11/1/14 (B)	2,700,000	2,700,000
NYC, Ser B
2.00%, 8/1/15	3,000,000	3,042,434
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/5/14 (B)	2,800,000	2,800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.04%, 11/1/14 (B)	1,850,000	1,850,000
NYC, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.04%, 11/1/14 (B)	675,000	675,000
NYC, Trust for Cultural Resources, Ser 2014
0.06%, 11/6/14 (B)	4,490,000	4,490,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.03%, 11/5/14 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.03%, 11/6/14 (B)	7,525,000	7,525,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 11/5/14 (B)	7,000,000	7,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 11/5/14 (A) (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 11/5/14 (A) (B)	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — (continued)
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 11/5/14 (A) (B)	$1,000,000	$1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.05%, 11/5/14 (A) (B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 11/5/14 (A) (B)	2,050,000	2,050,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.04%, 11/5/14 (A) (B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	4,415,000	4,415,000
NYS, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	1,200,000	1,200,000
NYS, HFA, West 30th Street Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	1,000,000	1,000,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (B)	1,500,000	1,500,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 11/5/14 (A) (B)	3,000,000	3,000,000
NYS, Liberty Development, 3 World Trade Center Project, Ser A-1, RB
0.15%, 8/22/14 (B)	8,000,000	8,000,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.09%, 3/1/15 (B)	8,500,000	8,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, Urban Development Corporation, State Personal Income Tax Project, Ser D, RB
5.00%, 3/15/15	$7,335,000	$7,467,003
Port Authority of New Jersey and New York, TECP
0.08%, 12/2/14	4,000,000	4,000,000
0.09%, 2/3/15	7,025,000	7,025,000
Tompkins County, IDA, Civic Facility Cornell Project, Ser A, RB
0.04%, 11/6/14 (B)	4,385,000	4,385,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/5/14 (B)	3,095,000	3,095,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.05%, 11/5/14 (B)	3,745,000	3,745,000
TOTAL MUNICIPAL OBLIGATIONS		158,684,437
COMMERCIAL PAPER — 5.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 5.3%
NYS, Dormitory Authority
0.06%, 12/8/14	9,000,000	9,000,000
TOTAL COMMERCIAL PAPER		9,000,000
TOTAL INVESTMENTS (Cost $167,684,437) — 98.9%		167,684,437
OTHER ASSETS AND LIABILITIES, NET — 1.1%		1,828,747
NET ASSETS — 100.0%		$169,513,184
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2014

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) (the “Portfolios”) as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 19, 2014

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of December 1, 2014.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004.	22	Director, Spruce Private Investors since 2012; USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 76	Director	Since: 6/6/02	Retired.	22	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited (May 2000 – November 2014).
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee 3/24/11	Consultant and financial services attorney; teacher at Empire State College, 2008 through 2010; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Chair of the Long Range Planning Committee since 2012. Director, 2002 to 2009, and Chairman, 2004 to 2008, of the Allen Bass Fund, Inc.	22	Director and Vice Chairman, Albany Law School Board of Trustees. Chairman of the Board Long Range Planning Committee.
LAWRENCE J. TOAL c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 12/12/95	Retired.	22	None.
CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 57	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present). Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy
					and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011). Board of Governors, ICI (2005 – 2009).
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present). Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013). CEO and director of Loring Ward International, Ltd. and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2014.

Directors and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance; Director, First National Financial Corporation, Board of Crombie REIT since 5/14/14.

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 50	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 43	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 61	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2014.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.
††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

TDAMANN01

TD Asset Management

ANNUAL REPORT

October 31, 2014

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B.M. Eby Corporate Director
James E. Kelly Director	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust Robert P. Herrmann Independent Trustee of Arbitrage Funds and EVP Global Asset & Wealth Management, Ipreo
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc. Christopher L. Wilson Director of ISO-NE and Managing Partner, CT2, LLC

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103
Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Shareholder Servicing Agent TD Bank, N.A. 1006 Astoria Blvd. Cherry Hill, NJ 08034
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

During the fiscal year ended October 31, 2014, U.S. financial markets were positive as both equities and bonds rose. U.S. equities were strong, with the S&P 500 Index rising more than 17% and reaching a number of all-time highs during the period. Gains were widespread, with all ten of the Index’s sectors advancing. Overall, fixed income securities also generated positive returns for the fiscal year, although they were more modest than the returns posted by equities. The Barclays U.S. Aggregate Bond Index rose 4% over the period, with both Treasuries and corporate bonds generating positive returns. Corporate bonds outperformed Treasuries as their relatively higher yields remained attractive to investors.

During the fiscal year, investors continued to keep a close eye on global central banks, which maintained their highly accommodative stances. In the U.S., the Federal Reserve (the “Fed”) did wind down its quantitative easing program as the economy showed signs of improvement, but it maintained rates at their historical lows. Abroad, the European Central Bank and Bank of Japan remained committed to supporting economic recovery in their regions through very low rates and unorthodox policies, including asset purchase programs. Overall, this accommodative environment aided bond returns, as did geopolitical turmoil in Russia/Ukraine and the Middle East, which led some investors to seek the relative safety of bonds.

Economic Update

Domestically, the economic backdrop improved over the fiscal year. Economic growth was relatively strong, exceeding expectations in both the second and third quarters. The economy grew at an annualized rate of 4.6% in the second quarter of 2014 and an annualized rate of 3.5% in the third quarter. In terms of the labor market, significant strides were made in reducing the unemployment rate. On average, 222,000 new jobs per month were created during the fiscal year, and the unemployment rate declined from 7.3% in October 2013 to 5.8% in October 2014. Meanwhile, inflation remains subdued. In September, both headline and core inflation rose 1.7% year-over-year, slightly below the Fed’s target of 2%.

The U.S. dollar was strong against a basket of other major currencies, helped by the relatively strong domestic economy, concern over deflation in Europe and the dollar’s perceived safe-haven status. Over the fiscal year, the dollar rose versus the euro, British pound, Canadian dollar and Japanese yen. Moving forward, we believe that relative economic growth and structural advantages will continue to favor the U.S. dollar.

Looking Ahead

With the exception of the U.S., which is a relative bright spot, global growth has been slowing recently, particularly in Europe and the emerging markets. As the new fiscal year gets underway, we continue to be mindful of this and other macroeconomic factors, including elevated sovereign debt levels and inflationary/disinflationary pressures. While risks have risen recently, we believe economic improvements in the U.S. and continuing high levels of central bank liquidity globally are helping to moderate the probability of extreme outcomes, and we anticipate that global central banks will maintain their accommodative stances for some time to come.

4

Performance Summary

At TD Asset Management, our fixed income holdings remain focused on high quality issuers. Within our money market funds, the focus on preserving principal and liquidity continued to serve investors well, and the funds provided positive modest returns reflective of the ongoing low interest rate environment.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 2, 2014

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2014 through October 31, 2014).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Annualized Expense Ratios 5/1/14 to 10/31/14	Expenses Paid During Period* 5/1/14 to 10/31/14
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.10	0.09%	$0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.75	0.09	0.46
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.75	0.09	0.46
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.75	0.09	0.46
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,025.00	0.04	0.20
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.04	0.20
Hypothetical (5% Return before expenses)	1,000.00	1,025.00	0.04	0.20
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

7

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Funds are designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution(1)	Total	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
TDAM Institutional Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	0.06%	99.95%	0.00%
TDAM Institutional Municipal Money Market Fund	0.00%	0.02%	99.98%	100.00%	0.00%	0.00%	0.00%	0.00%
TDAM Institutional U.S. Government Fund	0.00%	100.00%	0.00%	100.00%	0.00%	50.64%	100.00%	0.00%
TDAM Institutional Treasury Obligations Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	63.21%	100.00%	0.00%
(1)	“Tax-Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Fund meets certain requirements.
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV and/or Form 1099-INT.

8

TD ASSET MANAGEMENT USA FUNDS INC.

FUND SUMMARIES AS OF 10/31/14 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.02% and 0.02%, respectively. This is assuming a 2014 maximum federal tax rate of 39.6% for the Institutional Municipal Money Market Fund.

9

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/14 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

10

Statements of Assets and Liabilities

October 31, 2014

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$275,713,161	$52,388,485	$1,073,711,036	$630,422,963
Investments in securities, at value (Note 2)	$183,635,161	$52,388,485	$937,370,036	$380,422,963
Repurchase agreements, at value (Note 2)	92,078,000	—	136,341,000	250,000,000
TOTAL INVESTMENTS	275,713,161	52,388,485	1,073,711,036	630,422,963
Cash	3,000,899	33,921	121	142,331,255
Interest receivable	207,585	7,473	1,344,419	598,508
Due from Investment Manager	29,002	20,681	5,332	34,941
Prepaid expenses	26,700	5,007	39,133	19,403
TOTAL ASSETS	278,977,347	52,455,567	1,075,100,041	773,407,070
LIABILITIES
Payable for securities purchased	4,000,772	—	—	—
Dividends payable to shareholders	2,202	437	8,481	4,091
Payable for Directors’ fees (Note 4)	13	13	13	13
Other accrued expenses	76,705	43,005	126,514	86,223
TOTAL LIABILITIES	4,079,692	43,455	135,008	90,327
NET ASSETS	$274,897,655	$52,412,112	$1,074,965,033	$773,316,743
Net assets consist of:
Paid-in-capital ($0.0001 par value; 8 billion, 3 billion, 8 billion and 8 billion shares authorized, respectively)	$274,897,993	$52,413,070	$1,074,993,186	$773,314,762
Accumulated net realized gains (losses) from investment transactions	(338)	(958)	(28,153)	1,981
Net assets, at value	$274,897,655	$52,412,112	$1,074,965,033	$773,316,743
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A
	($195,493,319 ÷ 195,493,470 shares)	($31,736,569 ÷ 31,737,312 shares)	($152,403,052 ÷ 152,407,432 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00
	($73,053,663 ÷ 73,053,196 shares)	($20,675,543 ÷ 20,675,758 shares)	($588,028,041 ÷ 588,043,158 shares)	($226,884,139 ÷ 226,884,843 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00
	($6,350,673 ÷ 6,351,327 shares)		($334,533,940 ÷ 334,542,596 shares)	($546,432,604 ÷ 546,429,919 shares)

Please see accompanying notes to financial statements.

11

Statements of Operations

For the Year Ended October 31, 2014

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest income	$225,528	$44,093	$687,087	$229,029
EXPENSES
Investment management fees (Note 3)	230,432	57,532	1,028,810	526,722
Shareholder servicing fees
Institutional Service Class	138,097	53,849	1,416,695	310,609
Commercial Class	45,303	—	759,658	1,006,206
Distribution fee
Commercial Class	72,485	—	1,215,456	2,012,411
Directors’ fees (Note 4)	18,655	18,655	18,655	18,655
Transfer agent fees	96,272	54,923	176,934	105,185
Professional fees	65,023	47,973	97,815	76,762
Registration fees	62,070	16,115	68,405	48,791
Custody fees	33,972	12,627	47,763	39,277
Pricing fees	20,901	19,648	24,755	16,319
Shareholder reports and mailing	20,514	12,208	17,117	11,472
Other expenses	21,550	14,697	57,645	35,049
TOTAL EXPENSES	825,274	308,227	4,929,708	4,207,458
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(622,909)	(269,887)	(4,346,209)	(4,031,401)
NET EXPENSES	202,365	38,340	583,499	176,057
NET INVESTMENT INCOME	23,163	5,753	103,588	52,972
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	822	—	(2,528)	23,142
NET INCREASE IN NET ASSETS FROM OPERATIONS	$23,985	$5,753	$101,060	$76,114

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$23,163	$16,180	$5,753	$9,229
Net realized gains (losses) from investment transactions	822	(1,162)	—	—
Net increase in net assets from operations	23,985	15,018	5,753	9,229
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(15,708)	(8,321)	(3,599)	(6,735)
Institutional Service Class	(5,524)	(5,792)	(2,154)	(2,494)
Commercial Class	(1,812)	(2,063)	—	—
From net realized gains
Institutional Class	—	(1,191)	—	—
Institutional Service Class	—	(875)	—	—
Commercial Class	—	(385)	—	—
Total dividends and distributions to shareholders	(23,044)	(18,627)	(5,753)	(9,229)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	738,581,322	666,948,327	70,132,290	111,584,451
Shares issued in reinvestment of dividends	90	1,289	21	—
Payments for shares redeemed	(726,163,170)	(561,933,020)	(79,621,554)	(125,033,076)
Net increase (decrease) in net assets from Institutional Class shares	12,418,242	105,016,596	(9,489,243)	(13,448,625)
Institutional Service Class:
Proceeds from shares sold	180,120,853	173,875,759	36,686,177	64,650,368
Shares issued in reinvestment of dividends	246	1,012	—	—
Payments for shares redeemed	(179,703,341)	(150,973,258)	(39,340,457)	(63,566,890)
Net increase (decrease) in net assets from Institutional Service Class shares	417,758	22,903,513	(2,654,280)	1,083,478
Commercial Class:
Proceeds from shares sold	46,679,498	47,147,025	—	—
Shares issued in reinvestment of dividends	485	958	—	—
Payments for shares redeemed	(57,199,749)	(53,316,148)	—	—
Net decrease in net assets from Commercial Class shares	(10,519,766)	(6,168,165)	—	—
Net increase (decrease) in net assets from capital share transactions	2,316,234	121,751,944	(12,143,523)	(12,365,147)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,317,175	121,748,335	(12,143,523)	(12,365,147)
NET ASSETS:
Beginning of year	272,580,480	150,832,145	64,555,635	76,920,782
End of year	$274,897,655	$272,580,480	$52,412,112	$64,555,635
Distributions in excess of net investment income, end of year	$—	$(119)	$—	$—

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$103,588	$96,831	$52,972	$47,641
Net realized gains (losses) from investment transactions	(2,528)	(2,627)	23,142	(19,690)
Net increase in net assets from operations	101,060	94,204	76,114	27,951
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(16,291)	(20,154)	—	—
Institutional Service Class	(56,669)	(48,075)	(12,424)	(11,693)
Commercial Class	(30,390)	(28,602)	(40,250)	(35,948)
Total dividends and distributions to shareholders	(103,350)	(96,831)	(52,674)	(47,641)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	352,018,830	348,000,925	—	—
Shares issued in reinvestment of dividends	28	25	—	—
Payments for shares redeemed	(358,769,765)	(345,301,753)	—	—
Net increase (decrease) in net assets from Institutional Class shares	(6,750,907)	2,699,197	—	—
Institutional Service Class:
Proceeds from shares sold	1,077,977,523	978,920,269	317,639,065	270,468,292
Shares issued in reinvestment of dividends	60	303	4,078	3,398
Payments for shares redeemed	(1,000,864,127)	(1,111,952,205)	(177,546,495)	(562,644,103)
Net increase (decrease) in net assets from Institutional Service Class shares	77,113,456	(133,031,633)	140,096,648	(292,172,413)
Commercial Class:
Proceeds from shares sold	4,101,720,487	3,074,589,413	3,250,888,751	2,967,204,052
Shares issued in reinvestment of dividends	2,613	2,505	318	283
Payments for shares redeemed	(4,069,211,770)	(3,072,620,021)	(3,104,363,123)	(2,918,935,071)
Net increase in net assets from Commercial Class shares	32,511,330	1,971,897	146,525,946	48,269,264
Net increase (decrease) in net assets from capital share transactions	102,873,879	(128,360,539)	286,622,594	(243,903,149)
TOTAL INCREASE (DECREASE) IN NET ASSETS	102,871,589	(128,363,166)	286,646,034	(243,922,839)
NET ASSETS:
Beginning of year	972,093,444	1,100,456,610	486,670,709	730,593,548
End of year	$1,074,965,033	$972,093,444	$773,316,743	$486,670,709
Distributions in excess of net investment income, end of year	$—	$(238)	$—	$(298)

Please see accompanying notes to financial statements.

14

Financial Highlights

For the years or periods ended October 31,
For a Share Outstanding Throughout the Periods

	Institutional Class
	2014		2013		2012	2011		2010
TDAM Institutional Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000 *	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.001	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	(0.000)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00		$1.00
Total investment return†	0.01%		0.01%		0.05%	0.05%		0.07%
Net assets end of year (000)	$195,493		$183,074		$78,060	$41,760		$68,827
Ratio of net expenses to average net assets	0.09%		0.12%		0.20%	0.17%		0.18%
Ratio of total expenses to average net assets	0.25%		0.29%		0.32%	0.30%		0.25%
Ratio of net investment income to average net assets	0.01%		0.01%		0.05%	0.05%		0.07%

	Institutional Service Class
	2014		2013		2012		2011		2010
TDAM Institutional Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.04%		0.05%
Net assets end of year (000)	$73,054		$72,636		$49,733		$82,171		$70,331
Ratio of net expenses to average net assets	0.09%		0.13%		0.23%		0.18%		0.22%
Ratio of total expenses to average net assets	0.50%		0.57%		0.56%		0.55%		0.51%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.04%		0.05%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

15

Financial Highlights (continued)

	Commercial Class(2)
	2014		2013		2012		2011		2010
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.04%		0.05%
Net assets end of period (000)	$6,351		$16,870		$23,039		$25,154		$22,368
Ratio of net expenses to average net assets	0.09%		0.14%		0.24%		0.17%		0.18%‡
Ratio of total expenses to average net assets	0.89%		0.98%		0.97%		0.95%		0.86%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.04%		0.05%‡

	Institutional Class(3)
	2014		2013		2012		2011	2010
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.001
Net realized gains (losses) on investments	—		—		(0.000	)*	0.000 *	(0.000)*
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Distributions from net realized gains	—		—		—		—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.02%		0.07%	0.08%
Net assets end of period (000)	$31,737		$41,226		$54,675		$60,828	$72,244
Ratio of net expenses to average net assets	0.07%		0.11%		0.13%		0.15%	0.17%‡
Ratio of total expenses to average net assets	0.44%		0.36%		0.34%		0.31%	0.41%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.08%	0.10%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 19, 2009.
(3)	Institutional Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

16

Financial Highlights (continued)

	Institutional Service Class(2)
	2014		2013		2012		2011		2010
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		—		(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$20,675		$23,330		$22,246		$22,567		$28,048
Ratio of net expenses to average net assets	0.07%		0.11%		0.14%		0.21%		0.26%‡
Ratio of total expenses to average net assets	0.70%		0.61%		0.59%		0.57%		0.65%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%‡

	Institutional Class
	2014		2013		2012		2011		2010
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.03%		0.05%
Net assets end of year (000)	$152,403		$159,154		$156,456		$171,877		$178,723
Ratio of net expenses to average net assets	0.06%		0.09%		0.13%		0.13%		0.14%
Ratio of total expenses to average net assets	0.15%		0.15%		0.16%		0.16%		0.16%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.03%		0.05%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

17

Financial Highlights (continued)

	Institutional Service Class
	2014		2013		2012		2011		2010
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000	*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.03%		0.03%
Net assets end of year (000)	$588,028		$510,916		$643,949		$497,048		$472,552
Ratio of net expenses to average net assets	0.06%		0.09%		0.13%		0.13%		0.17%
Ratio of total expenses to average net assets	0.40%		0.40%		0.41%		0.41%		0.41%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.03%		0.03%

	Commercial Class
	2014		2013		2012		2011		2010
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.03%		0.03%
Net assets end of year (000)	$334,534		$302,023		$300,052		$280,239		$181,365
Ratio of net expenses to average net assets	0.06%		0.09%		0.13%		0.13%		0.15%
Ratio of total expenses to average net assets	0.80%		0.80%		0.81%		0.81%		0.81%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.03%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

18

Financial Highlights (concluded)

	Institutional Service Class
	2014		2013		2012		2011		2010
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$226,884		$86,784		$378,961		$136,057		$157,749
Ratio of net expenses to average net assets	0.03%		0.08%		0.09%		0.11%		0.14%
Ratio of total expenses to average net assets	0.42%		0.43%		0.44%		0.43%		0.46%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Commercial Class
	2014		2013		2012		2011		2010
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$546,433		$399,887		$351,633		$293,060		$265,294
Ratio of net expenses to average net assets	0.03%		0.07%		0.09%		0.10%		0.15%
Ratio of total expenses to average net assets	0.92%		0.93%		0.95%		0.93%		0.96%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the following series of the Company: the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2014, all of the investments for the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the year ended October 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the year ended October 31, 2014, earnings credits were less than $125 for each Fund.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets of each such Fund over $2 billion.

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
TDAM Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Municipal Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
TDAM Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations. During the year ended October 31, 2014, the Investment Manager waived fees of $108,517 and $139,313 for the Institutional Money Market Fund and Institutional Municipal Fund, respectively, pursuant to the Voluntary Expense Limitations.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

As of October 31, 2014, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations (excluding any fees waived by the Investment Manager to maintain a minimum yield), which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$162,547	2015
	108,517	2016
TDAM Institutional Municipal Fund	125,737	2015
	139,313	2016

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

For the year ended October 31, 2014, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
TDAM Institutional Money Market Fund	$367,024	N/A	N/A	$367,024
Institutional Service Class	N/A	$—	$138,097	138,097
Commercial Class	N/A	72,485	45,303	117,788
				$622,909
TDAM Institutional Municipal Fund	$216,038	N/A	N/A	$216,038
Institutional Service Class	N/A	$—	$53,849	53,849
				$269,887
TDAM Institutional U.S. Government Fund	$954,400	N/A	N/A	$954,400
Institutional Service Class	N/A	$—	$1,416,695	1,416,695
Commercial Class	N/A	1,215,456	759,658	1,975,114
				$4,346,209
TDAM Institutional Treasury Fund	$702,175	N/A	N/A	$702,175
Institutional Service Class	N/A	$—	$310,609	310,609
Commercial Class	N/A	2,012,411	1,006,206	3,018,617
				$4,031,401

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

Prior to April 1, 2014, each Director who was not an “interested person” as defined in the Act, who served on the Board of Directors of the Company received, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each meeting attended in person;
3.	a meeting fee of $2,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there was no meeting of the full Board, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there was no meeting of the full Board, an audit committee meeting fee of $2,500 for each such meeting attended;
7.	retainer for the Chairman was $10,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair was $5,000 annually, payable quarterly.

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

As of April 1, 2014, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board, a committee meeting fee of $3,500 for each such meeting attended;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there is no meeting of the full Board, an audit committee meeting fee of $3,500 for each such meeting attended;
7.	retainer for the Chairman is $20,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss). There were no permanent differences.

25

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2014 and October 31, 2013, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Totals
TDAM Institutional Money Market Fund	2014	$—	$23,044	$23,044
	2013	—	18,627	18,627
TDAM Institutional Municipal Fund	2014	5,753	—	5,753
	2013	9,229	—	9,229
TDAM Institutional U.S. Government Fund	2014	—	103,350	103,350
	2013	—	96,831	96,831
TDAM Institutional Treasury Fund	2014	—	52,674	52,674
	2013	—	47,641	47,641

As of October 31, 2014, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Institutional Money Market Fund	$2,435	$—	$(340)	$—	$(2,433)	$(338)
TDAM Institutional Municipal Fund	—	443	(957)	—	(444)	(958)
TDAM Institutional U.S. Government Fund	8,702	—	(27,812)	(340)	(8,703)	(28,153)
TDAM Institutional Treasury Fund	7,644	—	—	(694)	(4,969)	1,981

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2014, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

		Expiring October 31,
	Short-Term Loss	2018	2019	Total
TDAM Institutional Money Market Fund	$340	$—	$—	$340
TDAM Institutional Municipal Fund	434	523	—	957
TDAM Institutional U.S. Government Fund	7,279	—	20,533	27,812

During the year ended October 31, 2014, the Institutional Money Market Fund and the Institutional Treasury Fund utilized $822 and $8,334, respectively, of capital loss carryforwards to offset capital gains.

As of October 31, 2014, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

26

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2014

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for two years. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, management is evaluating the implications and its impact to the Funds.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 26.1%
Board of Trustees of The Leland Stanford Junior University, TECP
0.11%, 12/11/14	$5,000,000	$5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.04%, 11/6/14 (A)	2,750,000	2,750,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 11/1/14 (A)	3,200,000	3,200,000
Columbia University, TECP
0.10%, 11/4/14	2,585,000	2,585,000
0.11%, 11/6/14	2,000,000	2,000,000
0.10%, 11/13/14	1,000,000	1,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.03%, 11/6/14 (A)	600,000	600,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.06%, 11/1/14 (A)	5,000,000	5,000,000
Long Island, Power Authority, TECP
0.16%, 12/3/14	4,000,000	4,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.08%, 11/1/14 (A)	1,855,000	1,855,000
Massachusetts Port Authority, Ser R, RB, (LOC: U.S. Bank N.A.)
0.12%, 11/5/14 (A) (B)	5,400,000	5,400,000
Mississippi Business Finance, Chevron, Ser A, RB
0.07%, 11/1/14 (A)	8,000,000	8,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/6/14 (A)	2,000,000	2,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.04%, 11/5/14 (A)	500,000	500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 11/5/14 (A)	$5,000,000	$5,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.07%, 11/1/14 (A)	5,000,000	5,000,000
Princeton University, TECP
0.10%, 11/18/14	2,470,000	2,470,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.04%, 11/5/14 (A)	4,000,000	4,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 11/5/14 (A)	300,000	300,000
University of California, Ser Z-2, RB
0.08%, 11/6/14 (A)	1,000,000	1,000,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.06%, 11/1/14 (A)	5,000,000	5,000,000
University of Texas, Ser B, RB
0.03%, 11/6/14 (A)	1,100,000	1,100,000
University of Texas, TECP
0.11%, 11/5/14	1,500,000	1,500,000
0.14%, 3/10/15	2,572,000	2,572,000
TOTAL MUNICIPAL OBLIGATIONS		71,832,000
COMMERCIAL PAPER — 19.3%
BANKS — 3.7%
Australia & New Zealand Banking Group
0.18%, 4/22/15 (B)(C)	3,000,000	2,997,420
Caisse Centrale Desjardins
0.18%, 11/20/14 (B)(C)	2,000,000	1,999,810
0.14%, 1/26/15 (B)(C)	4,000,000	3,998,662
Commonwealth Bank of Australia
0.09%, 12/10/14 (B)(C)	1,000,000	999,903
		9,995,795

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
DOMESTIC/FOREIGN BANK SUPPORTED — 0.7%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.14%, 1/13/15 (B)(C)	$2,000,000	$1,999,432
INDUSTRIAL & OTHER COMMERCIAL PAPER — 14.9%
Board of Trustees of The Leland Stanford Junior University
0.09%, 12/4/14 (C)	2,000,000	1,999,835
0.10%, 1/13/15 (C)	1,045,000	1,044,788
CDP Financial
0.16%, 11/14/14 (C)	1,500,000	1,499,913
Coca-Cola
0.12%, 11/10/14 (B) (C)	5,000,000	4,999,850
Colgate-Palmolive
0.07%, 11/19/14 (B)(C)	2,000,000	1,999,930
Harvard University
0.10%, 1/5/15 (C)	3,000,000	2,999,459
Johnson & Johnson
0.04%, 11/7/14 (C)	4,000,000	3,999,973
National Australia Funding Delaware
0.20%, 3/2/15 (B)(C)	2,750,000	2,748,151
Old Line Funding
0.16%, 12/5/14 (B)(C)	1,564,000	1,563,764
0.21%, 1/29/15 (B)(C)	1,000,000	999,481
PSP Capital
0.15%, 12/5/14 (B)(C)	1,000,000	999,858
0.17%, 3/6/15 (B)(C)	1,000,000	999,410
0.17%, 4/16/15 (B)(C)	2,000,000	1,998,432
Trinity Health
0.12%, 11/13/14 (C)	2,000,000	1,999,920
University of California
0.11%, 11/5/14 (C)	1,675,000	1,674,980
0.10%, 11/12/14 (C)	2,200,000	2,199,933
0.12%, 12/9/14 (C)	2,245,000	2,244,716
Yale University
0.09%, 12/3/14 (C)	3,000,000	2,999,760
0.10%, 1/6/15 (C)	2,000,000	1,999,633
		40,971,786
TOTAL COMMERCIAL PAPER		52,967,013
CORPORATE OBLIGATIONS — 11.6%
BANKS — 8.6%
Bank of Montreal MTN
0.80%, 11/6/15	1,000,000	1,004,687

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of New York Mellon MTN
3.10%, 1/15/15	$1,000,000	$1,005,856
1.20%, 2/20/15	1,599,000	1,603,021
2.95%, 6/18/15	678,000	689,351
0.70%, 10/23/15	700,000	702,404
Bank of Nova Scotia
1.25%, 11/7/14 (B)	1,000,000	1,000,172
1.85%, 1/12/15	2,048,000	2,054,310
3.40%, 1/22/15	2,334,000	2,350,303
Canadian Imperial Bank
1.50%, 12/12/14 (B)	2,000,000	2,002,733
0.90%, 10/1/15	758,000	761,978
Commonwealth Bank of Australia NY
1.95%, 3/16/15	3,099,000	3,118,226
International Bank for Reconstruction & Development
0.30%, 10/9/15	1,000,000	1,000,000
National Bank of Canada
1.50%, 6/26/15	3,552,000	3,579,847
Royal Bank of Canada
3.13%, 4/14/15 (B)	1,000,000	1,013,089
0.55%, 5/1/15	1,340,000	1,341,877
1.92%, 7/30/15	400,000	404,800
		23,632,654
FINANCIALS — 1.7%
General Electric Capital MTN
3.75%, 11/14/14	2,000,000	2,002,524
2.15%, 1/9/15	1,000,000	1,003,558
2.38%, 6/30/15	500,000	506,946
4.38%, 9/21/15	500,000	517,698
Partisan Property
0.16%, 9/1/44 (D)	500,000	500,000
		4,530,726
INDUSTRIALS — 1.3%
General Electric
0.85%, 10/9/15	1,000,000	1,005,097
Pfizer
5.35%, 3/15/15	983,000	1,000,694
Procter & Gamble
3.50%, 2/15/15	1,645,000	1,660,379
		3,666,170
TOTAL CORPORATE OBLIGATIONS		31,829,550

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FANNIE MAE — 1.8%
0.04%, 1/5/15 (C) (E)	$5,000,000	$4,999,639
FREDDIE MAC — 2.8%
0.02%, 11/28/14 (C) (E)	7,500,000	7,499,887
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,499,526
CERTIFICATES OF DEPOSIT — 3.6%
Australia & New Zealand Banking Group, NY
0.15%, 2/9/15	1,000,000	1,000,000
0.15%, 2/23/15	1,000,000	1,000,000
0.18%, 5/29/15	1,000,000	1,000,000
Bank of Montreal, IL
0.18%, 11/24/14	2,000,000	2,000,000
Bank of Nova Scotia
0.25%, 2/27/15	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, NY
0.26%, 11/7/14	1,000,000	1,000,000
0.24%, 12/4/14	1,000,000	1,000,000
National Australia Bank, NY
0.16%, 12/1/14	1,000,000	1,000,000
US Bank, Cincinnati
0.13%, 2/2/15	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		10,000,000
REGIONAL GOVERNMENT OBLIGATIONS — 1.6%
Province of Manitoba Canada
2.63%, 7/15/15	875,000	889,587
Province of Ontario Canada
2.95%, 2/5/15	1,000,000	1,007,274
0.95%, 5/26/15	2,600,000	2,610,211
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,507,072
REPURCHASE AGREEMENTS — 33.5%
Counterparty: Bank of Nova Scotia 0.10% dated 10/31/14, due 11/3/14 in the amount of $42,078,351, fully collateralized by a $42,932,000 U.S. Treasury obligation, coupon 0.00%, maturity 4/29/15, value $42,919,979	42,078,000	42,078,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets 0.08% dated 10/31/14, due 11/3/14 in the amount of $50,000,333, fully collateralized by various U.S. Treasury obligations, par value $11,966,800 – $38,190,500, coupon range 1.50% – 3.125%, maturity range 10/31/19 – 8/15/44, value $51,000,008	$50,000,000	$50,000,000
TOTAL REPURCHASE AGREEMENTS		92,078,000
TOTAL INVESTMENTS (Cost $275,713,161) — 100.3%		275,713,161
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(815,506)
NET ASSETS — 100.0%		$274,897,655
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2014. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $37,720,097 or 13.72% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The rate shown is the effective yield at time of purchase.
(D)	Variable rate security. The rate shown is the current rate on October 31, 2014. Date shown represents the final maturity date.
(E)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2014

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

EFA — Education Facilities Authority

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.0%
ALASKA — 0.4%
Valdez, Marine Terminal, Exxon Pipeline Project, RB
0.06%, 11/1/14 (A)	$200,000	$200,000
CALIFORNIA — 9.2%
California State, Infrastructure & Economic Development Bank, The J Paul Getty Trust Project, RB
0.03%, 11/6/14 (A)	1,300,000	1,300,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 11/1/14 (A)	1,200,000	1,200,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 11/1/14 (A)	400,000	400,000
California Statewide Communities Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 11/1/14 (A)	435,000	435,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.04%, 11/5/14 (A)	1,500,000	1,500,000
		4,835,000
CONNECTICUT — 3.9%
Connecticut State, HEFA, Yale University Project, Ser V-1, RB
0.05%, 11/1/14 (A)	1,100,000	1,100,000
Connecticut State, HEFA, Yale University Project, Ser V-2, RB
0.03%, 11/1/14 (A)	550,000	550,000
Connecticut State, HEFA, Yale University Project, Ser Y-2, RB
0.05%, 11/1/14 (A)	400,000	400,000
		2,050,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ILLINOIS — 6.9%
Illinois State, EFA, TECP, (LOC: Northern Trust Company)
0.07%, 12/4/14	$2,075,000	$2,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.03%, 11/6/14 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/5/14 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.04%, 11/5/14 (A)	600,000	600,000
		3,625,000
INDIANA — 0.6%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.05%, 11/6/14 (A)	300,000	300,000
IOWA — 1.8%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/6/14 (A)	955,000	955,000
KENTUCKY — 1.0%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 11/5/14 (A)	500,000	500,000
MARYLAND — 3.8%
Johns Hopkins University, TECP
0.08%, 12/9/14	2,000,000	2,000,000

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MASSACHUSETTS — 3.8%
Massachusetts State, HEFA, TECP
0.05%, 12/2/14	$2,000,000	$2,000,000
MICHIGAN — 9.2%
Board of Trustee Michigan State University, TECP
0.07%, 1/6/15	1,630,000	1,630,000
Michigan State, Hospital Finance Authority, TECP
0.07%, 1/7/15	1,200,000	1,200,000
University of Michigan, TECP
0.06%, 12/3/14	2,000,000	2,000,000
		4,830,000
MINNESOTA — 1.9%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.06%, 11/6/14 (A)	1,000,000	1,000,000
MISSISSIPPI — 4.8%
Mississippi State, Business Financial Corporation, Ser B, RB
0.07%, 11/1/14 (A)	300,000	300,000
Mississippi State, Business Financial Corporation, Ser C, RB
0.07%, 11/1/14 (A)	1,500,000	1,500,000
Mississippi State, Business Financial Corporation, Ser D, RB
0.07%, 11/1/14 (A)	700,000	700,000
		2,500,000
MISSOURI — 1.8%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.05%, 11/5/14 (A)	930,000	930,000
NEW MEXICO — 2.0%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 11/6/14 (A)	1,050,000	1,050,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — 14.7%
Long Island, Power Authority, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/1/14 (A)	$400,000	$400,000
New York State, HFA, Ser S, RB, (LOC: PNC Bank N.A.)
0.06%, 11/1/14 (A)	1,000,000	1,000,000
New York State, Liberty Development, 3 World Trade Center Project, Ser A-1, RB
0.15%, 3/19/15 (A)	1,500,000	1,500,000
New York State, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.10%, 3/1/15 (A)	2,000,000	2,000,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.06%, 11/1/14 (A)	1,500,000	1,500,000
Port Authority of New Jersey and New York, TECP
0.08%, 12/2/14	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.07%, 11/1/14 (A)	300,000	300,000
		7,700,000
OREGON — 0.6%
Oregon State, Ser A, GO
2.00%, 6/15/15	300,000	303,485
PENNSYLVANIA — 2.9%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/15 (A)	1,500,000	1,500,000
TEXAS — 13.8%
Dallas Area Rapid Transit, TECP
0.10%, 2/12/15	2,000,000	2,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/14 (A)	650,000	650,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 11/6/14 (A) (B)	1,000,000	1,000,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — (continued)
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.07%, 11/1/14 (A)	$300,000	$300,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser A-2, RB
0.05%, 11/1/14 (A)	500,000	500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.08%, 11/1/14 (A)	900,000	900,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 11/5/14 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.05%, 11/5/14 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/5/14 (A)	400,000	400,000
		7,250,000
UTAH — 3.1%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/6/14 (A)	1,600,000	1,600,000
VIRGINIA — 6.9%
Norfolk, IDA, TECP
0.05%, 11/5/14	2,000,000	2,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.11%, 11/5/14 (A) (C)	200,000	200,000
University of Virginia, TECP
0.08%, 11/4/14	1,400,000	1,400,000
		3,600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON — 2.0%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.09%, 11/6/14 (A)	$460,000	$460,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 11/6/14 (A) (C)	600,000	600,000
		1,060,000
WISCONSIN — 3.8%
Wisconsin State, TECP, (LOC: BNY Mellon)
0.09%, 12/9/14	500,000	500,000
0.07%, 2/5/15	1,500,000	1,500,000
		2,000,000
WYOMING — 1.1%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.07%, 11/1/14 (A)	600,000	600,000
TOTAL MUNICIPAL OBLIGATIONS		52,388,485
TOTAL INVESTMENTS (Cost $52,388,485) — 100.0%		52,388,485
OTHER ASSETS AND LIABILITIES, NET — 0.0%		23,627
NET ASSETS — 100.0%		$52,412,112
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2014. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $1,000,000 or 1.91% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2014

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

DFA — Developmental Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

N.A. — National Association

NYC — New York City

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S Government Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 78.3%
FANNIE MAE — 4.7%
2.63%, 11/20/14 (A)	$50,000,000	$50,066,662
FANNIE MAE, DISCOUNT NOTE — 16.6%
0.07%, 11/19/14 (A) (B)	25,000,000	24,999,188
0.05%, 1/14/15 (A) (B)	68,500,000	68,492,960
0.05%, 1/21/15 (A) (B)	15,000,000	14,998,346
0.10%, 1/28/15 (A) (B)	20,000,000	19,995,356
0.10%, 2/18/15 (A) (B)	50,000,000	49,985,618
		178,471,468
FEDERAL FARM CREDIT BANK — 5.4%
0.16%, 11/4/14	10,000,000	9,999,994
1.63%, 11/19/14	30,000,000	30,022,629
0.25%, 1/30/15	11,500,000	11,505,919
0.19%, 9/9/15	7,091,000	7,090,833
		58,619,375
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 7.7%
0.02%, 11/3/14 (B)	10,000,000	9,999,989
0.03%, 12/3/14 (B)	25,000,000	24,999,333
0.04%, 12/8/14 to 12/9/14 (B)	47,500,000	47,497,985
		82,497,307
FEDERAL HOME LOAN BANK — 4.6%
0.08%, 1/15/15	12,500,000	12,499,302
0.25%, 1/16/15	20,000,000	20,005,719
0.13%, 4/14/15	5,000,000	4,999,743
0.20%, 9/16/15	12,500,000	12,499,705
		50,004,469
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 15.9%
0.04%, 11/12/14 to 11/19/14 (B)	38,000,000	37,999,341
0.01%, 11/14/14 (B)	8,000,000	7,999,971
0.00%, 11/26/14 (B)	10,000,000	9,999,861
0.04%, 11/28/14 (B)	89,662,000	89,659,646
0.05%, 12/17/14 (B)	25,000,000	24,998,403
		170,657,222

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 4.7%
2.65%, 11/6/14 (A)	$25,000,000	$25,008,706
0.32%, 12/3/14 (A)	15,085,000	15,088,686
2.88%, 2/9/15 (A)	9,932,000	10,006,632
0.42%, 9/18/15 (A)	950,000	951,895
		51,055,919
FREDDIE MAC, DISCOUNT NOTE — 18.7%
0.08%, 11/12/14 (A) (B)	24,550,000	24,549,437
0.06%, 11/13/14 (A) (B)	10,000,000	9,999,800
0.07%, 11/17/14 to 3/19/15 (A) (B)	55,000,000	54,991,803
0.08%, 11/18/14 (A) (B)	3,975,000	3,974,845
0.05%, 1/20/15 (A) (B)	50,000,000	49,995,000
0.05%, 1/26/15 (A) (B)	25,000,000	24,996,835
0.10%, 2/2/15 (A) (B)	12,500,000	12,496,932
0.15%, 6/16/15 (A) (B)	5,000,000	4,995,429
0.16%, 7/21/15 (A) (B)	15,000,000	14,983,079
		200,983,160
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		842,355,582
U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bills
0.02%, 11/6/14 (B)	50,000,000	49,999,896
0.01%, 11/13/14 (B)	22,500,000	22,499,910
U.S. Treasury Note
2.13%, 11/30/14	10,000,000	10,016,023
TOTAL U.S. TREASURY OBLIGATIONS		82,515,829
COMMERCIAL PAPER — 1.2%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 1.2%
Army & Airforce Exchange Service
0.09%, 12/15/14 (B)	12,500,000	12,498,625
TOTAL COMMERCIAL PAPER		12,498,625

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S Government Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 12.7%
Counterparty: Bank of Nova Scotia 0.10% dated 10/31/14, due 11/3/14 in the amount of $131,342,095, fully collateralized by various U.S. Treasury obligations, par value $11,211,000 – $40,590,000, coupon range 4.875% – 5.625%, maturity range 4/18/16 – 11/23/35, value $133,968,937	$131,341,000	$131,341,000
Counterparty: RBC Capital Markets 0.08% dated 10/31/14, due 11/3/14 in the amount of $5,000,033, fully collateralized by a $5,120,900 U.S. Treasury obligation, coupon 1.50%, maturity 10/31/19, value $5,100,099	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		136,341,000
TOTAL INVESTMENTS (Cost $1,073,711,036) — 99.9%		1,073,711,036
OTHER ASSETS AND LIABILITIES, NET — 0.1%		1,253,997
NET ASSETS — 100.0%		$1,074,965,033
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2014

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 49.2%
U.S. Treasury Bills
0.02%, 11/6/14 (A)	$45,000,000	$44,999,906
0.02%, 11/13/14 (A)	75,000,000	74,999,550
0.01%, 11/20/14 (A)	100,000,000	99,999,446
0.08%, 5/28/15 (A)	35,000,000	34,983,216
0.09%, 7/23/15 (A)	35,000,000	34,977,798
0.11%, 8/20/15 (A)	10,000,000	9,991,321
		299,951,237
U.S. Treasury Notes
2.13%, 11/30/14	20,000,000	20,032,047
0.25%, 12/15/14	40,000,000	40,010,185
4.13%, 5/15/15	20,000,000	20,429,494
		80,471,726
TOTAL U.S. TREASURY OBLIGATIONS		380,422,963
REPURCHASE AGREEMENTS — 32.3%
Counterparty: Bank of Nova Scotia 0.09% dated 10/31/14, due 11/3/14 in the amount of $125,000,938, fully collateralized by various U.S. Treasury obligations, par value $37,638,000 – $48,615,800, coupon range 0.875% – 3.875%, maturity range 5/15/17 – 4/15/29, value $127,500,966	125,000,000	125,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets 0.08% dated 10/31/14, due 11/3/14 in the amount of $125,000,833, fully collateralized by various U.S. Treasury obligations, par value $59,800 – $46,022,400, coupon range 0.00% – 4.50%, maturity range 2/5/15 – 8/15/44, value $127,500,041	$125,000,000	$125,000,000
TOTAL REPURCHASE AGREEMENTS		250,000,000
TOTAL INVESTMENTS (Cost $630,422,963) — 81.5%		630,422,963
OTHER ASSETS AND LIABILITIES, NET — 18.5%		142,893,780
NET ASSETS — 100.0%		$773,316,743
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

38

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, and TDAM Institutional Treasury Obligations Money Market Fund (four of the series constituting TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, and TDAM Institutional Treasury Obligations Money Market Fund (four of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 19, 2014

39

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of December 1, 2014.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Chairman of the Board and Director; Chairman of the Nominating/Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004.	22	Director, Spruce Private Investors since 2012; USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 76	Director	Since: 6/6/02	Retired.	22	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited (May 2000 – November 2014).
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee 3/24/11	Consultant and financial services attorney; teacher at Empire State College, 2008 through 2010; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Chair of the Long Range Planning Committee since 2012. Director, 2002 to 2009, and Chairman, 2004 to 2008, of the Allen Bass Fund, Inc.	22	Director and Vice Chairman, Albany Law School Board of Trustees. Chairman of the Board Long Range Planning Committee.
LAWRENCE J. TOAL c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 12/12/95	Retired.	22	None.
CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 57	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present). Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011). Board of Governors, ICI (2005 – 2009).
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present). Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013). CEO and director of Loring Ward International, Ltd. and President of SA Funds-Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2014.

40

Directors and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance; Director, First National Financial Corporation, Board of Crombie REIT since 5/14/14.

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 50	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 43	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 61	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2014.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.
††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

41

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43

TDAMANN02

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial experts are James E. Kelly and Christopher L. Wilson who are “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2013 - $ 234,400

2014 - $ 209,657

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2013 - $0

2014 - $0

(C)

Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2013 - $ 82,900

2014 - $ 73,650

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2013 - $0

2014 - $0

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2013 - 0%

2014 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2013- $ 82,900

2014- $ 73,650

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

                                     Kevin LeBlanc, President

Date January 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

                                      Kevin LeBlanc, President

Date January 8, 2015

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

                                     Eric Kleinschmidt, Treasurer

Date January 8, 2015

* Print the name and title of each signing officer under his or her signature.